Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Electric Plant
In service	$ 5,526,590	$ 5,486,518		$ 5,193,236
Construction work in progress	212,328	216,279		206,097
Total electric plant	5,738,918	5,702,797		5,399,333
Less allowances for depreciation and amortization	(2,268,672)	(2,240,732)		(2,129,173)
Net electric plant	3,470,246	3,462,065		3,270,160
Other plant	229,528	227,957		210,694
Less allowances for depreciation, amortization, and depletion	(77,002)	(73,471)		(58,117)
Net other plant	152,526	154,486		152,577
Total property, plant and equipment	3,622,772	3,616,551		3,422,737
Other assets and investments
Investment in other associations	124,578	123,686		117,976
Investments in and advances to coal mines	16,718	16,221		15,016
Restricted cash and investments	1,000	1,000		39,376
Intangible assets	23,803	25,634		32,958
Other noncurrent assets	12,171	12,139		12,531
Total other assets and investments	178,270	178,680		217,857
Current assets
Cash and cash equivalents	160,743	144,587	$ 77,150	92,468	$ 193,057	$ 81,492
Restricted cash and investments	9,512	9,530		9,784
Deposits and advances	28,456	21,673		22,224
Accounts receivable—Members	89,848	106,216		105,723
Other accounts receivable	19,913	14,270		25,693
Coal inventory	53,072	59,277		40,673
Materials and supplies	86,107	85,501		80,069
Total current assets	447,651	441,054		376,634
Deferred charges
Regulatory assets	409,961	415,081		426,043
Prepayment—NRECA Retirement Security Plan	47,766	49,146		54,665
Other	129,119	122,535		156,200
Total deferred charges	586,846	586,762		636,908
Total assets	4,835,539	4,823,047		4,654,136
Capitalization
Patronage capital equity	969,615	952,082		908,669
Accumulated other comprehensive income	545	589		(828)
Noncontrolling interest	108,750	108,757		109,302
Total equity	1,078,910	1,061,428	$ 1,037,082	1,017,143	979,454
Long-term debt	3,275,624	3,273,538		3,145,246
Total capitalization	4,354,534	4,334,966		4,162,389
Current liabilities
Member advances	10,143	9,403		14,576
Accounts payable	82,255	96,098		103,177
Accrued expenses	26,619	30,045		30,005
Accrued interest	48,744	34,332		32,517
Accrued property taxes	25,903	27,395		26,010
Current maturities of long-term debt	92,891	91,419		92,802
Total current liabilities	286,555	288,692		299,087
Deferred credits and other liabilities
Regulatory liabilities	45,000	45,000		45,000
Deferred income tax liability	28,629	28,629		17,230
Intangible liabilities	5,660	6,221		9,424
Asset retirement obligation	54,613	55,215		53,754	$ 52,585
Other	53,521	57,423		59,121
Total deferred credits and other liabilities	187,423	192,488		184,529
Accumulated postretirement benefit and postemployment obligations	7,027	6,901		8,131
Total equity and liabilities	$ 4,835,539	$ 4,823,047		$ 4,654,136